ACQUISITIONS AND GOODWILL	12 Months Ended
Dec. 31, 2023
ACQUISITIONS AND GOODWILL
ACQUISITIONS AND GOODWILL

8     ACQUISITIONS AND GOODWILL

The movement of goodwill is set out as below:

	As of December 31,
	2022	2023

Balance at the beginning of the year	7,076,505	7,076,505
Addition during the year	—	—
Balance at end of year	7,076,505	7,076,505

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. The goodwill is not deductible for tax purposes. Goodwill is assigned to the design, build-out and operation of data centers reporting unit.

No business combinations were consummated in the years ended December 31, 2022 and 2023.

Business Combinations in 2021

Beijing 15 and Beijing 16 Acquisition

On April 30, 2021, the Company consummated an acquisition of all equity interests in a target group, which owns one in-service data center (Beijing 15) and one in-development data center (Beijing 16) by converting a vacant building located at the site of Beijing 15 in Beijing, China, from third parties. The provisional cash consideration for the equity interest was RMB3,176,354, subject to the final confirmation on certain conditions.

Pursuant to a supplemental agreement entered into between the seller and the Company in October 2021, both parties agreed to revise the terms of payment of the purchase price consideration and its payment conditions, resulting in the reductions of the purchase price consideration of RMB7,007 and RMB205,000 based on achievement of conditions during the years ended December 31, 2021 and 2022, respectively. The reductions were recognized as gain from purchase price adjustment in the consolidated statement of operations for the years ended December 31, 2021 and 2022, respectively.

The amounts of net revenue and net loss of the target group included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2021 were RMB354,281 and RMB23,663, respectively.

Beijing 20, Beijing 21, Beijing 22 and Beijing 23 Acquisition

On December 17, 2021, the Company consummated an acquisition of 90% equity interests in a target group, which owns four data center projects (Beijing 20, Beijing 21, Beijing 22 and Beijing 23) in Beijing, China, from third parties for an aggregate cash consideration of RMB1,303,714.

The amounts of net revenue and net loss of the target group included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2021 were immaterial.

Other Business Combinations

In the year ended December 31, 2021, the Company also consummated other acquisitions of data center projects, including Beijing 17, Beijing 18, Beijing 19, Shenzhen 9 and Shenzhen 10, for an aggregate provisional cash consideration of RMB768,107.

The allocations of purchase price as of the date of acquisitions for the year ended December 31, 2021 are summarized as follows.

2021
Note (i)(ii)
Fair value of consideration	5,230,362
Effective settlement of pre-existing relationships upon consolidation	20,000

Other net assets acquired	(256,650)
Identifiable intangible assets	(689,800)
Deferred tax liabilities	159,592
Total identifiable net assets	(786,858)
Goodwill	4,463,504
Note (i):

Other net assets acquired primarily included property and equipment of RMB2,974,715, accounts receivable of RMB224,307, accounts payable of RMB412,380, short-term borrowings of RMB461,494, long-term borrowings of RMB840,000 and finance lease and other financing obligations of RMB1,463,851.

Note (ii):	Identifiable intangible assets acquired consisted of customer contracts of RMB689,800 with estimated useful lives from 5.7 to 7 years.

The Company settled the considerations, including contingent considerations, for the business combinations of RMB4,221,171, RMB1,460,814 and RMB19,888 in the years ended December 31, 2021, 2022 and 2023, of which interest portions were included in operating activities’ cash flows and principal portions were included in investing or financing activities’ cash flows depending on settlements within or after three months subsequent to acquisition dates, respectively.  As of December 31, 2022 and 2023, the remaining consideration payable was RMB151,620 and RMB125,457, which was recorded in other payables, respectively.

The amounts of net revenue and net loss of the target companies included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2021 were immaterial.

Supplemental pro forma financial information as if the acquisitions had occurred as of the beginning of the comparable prior annual reporting period has not been provided as each of the acquisitions, individually and in aggregate, were not material to the Company’s results of operations during the respective year of the acquisitions.

Asset Acquisitions

In 2021 and 2022, the Company consummated several acquisitions of certain target entities. These target entities did not meet the definition of a business as of the acquisition date in accordance with ASC 805 Business Combinations, and the acquisitions were accounted for as assets acquisitions. The primary assets acquired were properties self-owned or under finance leases, equipment and leasehold improvements. The Company has elected an accounting policy to measure non-controlling interests in asset acquisition at carryover basis, which is based on the carrying amounts within the acquired entity. Non-controlling interests with a total amount of RMB56,519 and nil was recognized upon these acquisitions in the years ended December 31, 2021 and 2022, respectively. No asset acquisition was consummated in the year ended December 31, 2023. In the year ended December 31, 2023, the Company recognised additional contingent consideration of RMB100,000 regarding an asset acquisition consummated in 2022 upon satisfaction of certain contingent conditions, which had not been paid as of December 31, 2023. The Company settled the considerations, including contingent considerations, of RMB396,230, RMB2,349,732 and RMB241,850 in the years ended December 31, 2021, 2022 and 2023, of which interest portions were included in operating activities’ cash flows and principal portions were included in investing or financing activities’ cash flows depending on settlements within or after three months subsequent to acquisition dates, respectively. As of December 31, 2022, the remaining consideration payables were RMB31,600 and RMB7,644, which were recorded in other payables and other long-term liabilities, respectively. As of December 31, 2023, remaining consideration payables of RMB137,569 were recorded in other payables.